Note 6 - Inventory	12 Months Ended
Jan. 31, 2013
Inventory Disclosure [Text Block]
Note 6 –Inventory

	January 31,	January 31,
	2013	2012
Finished goods	812	413
	812	413

Finished goods inventory consists of hardware and related parts for mobile asset units sold. No provision for excess or obsolete inventories has been recorded for the years ended January 31, 2013 or January 31, 2012.